Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds VII, Inc.
Entity Central Index Key	0000202741
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000231157 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable U.S. Value Equity Fund
Class Name	Institutional Shares
Trading Symbol	BSUVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable U.S. Value Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.53%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	3.43%	22.14%	4.11%
Russell 1000® Index	13.95	38.07	8.90
Russell 1000® Value Index	10.61	30.98	7.26

Performance Inception Date	Oct. 18, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,445,353
Holdings Count | Holding	62
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,445,353
Number of Portfolio Holdings	62
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.0%
Health Care	17.8%
Information Technology	14.3%
Consumer Discretionary	8.7%
Communication Services	7.8%
Consumer Staples	7.1%
Materials	6.5%
Energy	5.9%
Industrials	5.9%
Utilities	5.1%
Real Estate	2.1%
Short-Term Securities	3.0%
Liabilities in Excess of Other Assets	(2.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	2.9%
Comcast Corp., Class A	2.9%
CVS Health Corp.	2.7%
Wells Fargo & Co.	2.6%
American International Group, Inc.	2.4%
Willis Towers Watson PLC	2.4%
First Citizens BancShares, Inc., Class A	2.4%
Electronic Arts, Inc.	2.4%
Baxter International, Inc.	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	2.9%
Comcast Corp., Class A	2.9%
CVS Health Corp.	2.7%
Wells Fargo & Co.	2.6%
American International Group, Inc.	2.4%
Willis Towers Watson PLC	2.4%
First Citizens BancShares, Inc., Class A	2.4%
Electronic Arts, Inc.	2.4%
Baxter International, Inc.	2.3%
(b)Excludes short-term securities.
C000231158 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable U.S. Value Equity Fund
Class Name	Investor A Shares
Trading Symbol	BSVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable U.S. Value Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40	0.78%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	3.25%	21.75%	3.85%
Investor A Shares (with sales charge)	(2.17)	15.36	2.02
Russell 1000® Index	13.95	38.07	8.90
Russell 1000® Value Index	10.61	30.98	7.26

Performance Inception Date	Oct. 18, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,445,353
Holdings Count | Holding	62
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,445,353
Number of Portfolio Holdings	62
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.0%
Health Care	17.8%
Information Technology	14.3%
Consumer Discretionary	8.7%
Communication Services	7.8%
Consumer Staples	7.1%
Materials	6.5%
Energy	5.9%
Industrials	5.9%
Utilities	5.1%
Real Estate	2.1%
Short-Term Securities	3.0%
Liabilities in Excess of Other Assets	(2.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	2.9%
Comcast Corp., Class A	2.9%
CVS Health Corp.	2.7%
Wells Fargo & Co.	2.6%
American International Group, Inc.	2.4%
Willis Towers Watson PLC	2.4%
First Citizens BancShares, Inc., Class A	2.4%
Electronic Arts, Inc.	2.4%
Baxter International, Inc.	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	2.9%
Comcast Corp., Class A	2.9%
CVS Health Corp.	2.7%
Wells Fargo & Co.	2.6%
American International Group, Inc.	2.4%
Willis Towers Watson PLC	2.4%
First Citizens BancShares, Inc., Class A	2.4%
Electronic Arts, Inc.	2.4%
Baxter International, Inc.	2.3%
(b)Excludes short-term securities.
C000231156 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable U.S. Value Equity Fund
Class Name	Class K Shares
Trading Symbol	BSVKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable U.S. Value Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$25	0.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	3.35%	22.20%	4.15%
Russell 1000® Index	13.95	38.07	8.90
Russell 1000® Value Index	10.61	30.98	7.26

Performance Inception Date	Oct. 18, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,445,353
Holdings Count | Holding	62
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,445,353
Number of Portfolio Holdings	62
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.0%
Health Care	17.8%
Information Technology	14.3%
Consumer Discretionary	8.7%
Communication Services	7.8%
Consumer Staples	7.1%
Materials	6.5%
Energy	5.9%
Industrials	5.9%
Utilities	5.1%
Real Estate	2.1%
Short-Term Securities	3.0%
Liabilities in Excess of Other Assets	(2.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	2.9%
Comcast Corp., Class A	2.9%
CVS Health Corp.	2.7%
Wells Fargo & Co.	2.6%
American International Group, Inc.	2.4%
Willis Towers Watson PLC	2.4%
First Citizens BancShares, Inc., Class A	2.4%
Electronic Arts, Inc.	2.4%
Baxter International, Inc.	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	2.9%
Comcast Corp., Class A	2.9%
CVS Health Corp.	2.7%
Wells Fargo & Co.	2.6%
American International Group, Inc.	2.4%
Willis Towers Watson PLC	2.4%
First Citizens BancShares, Inc., Class A	2.4%
Electronic Arts, Inc.	2.4%
Baxter International, Inc.	2.3%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.